PIMCO Funds

Supplement dated May 22, 2020 to the Bond Funds Prospectus dated July 31, 2019,

as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO Total Return ESG Fund (the "Fund")

Effective June 22, 2020, the sixth through ninth sentences of the first paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in the Prospectus are deleted and replaced with the following:

The Fund will not invest in the securities of any non-governmental issuer determined by PIMCO to be engaged principally in the manufacture of alcoholic beverages, tobacco products or military equipment, the operation of gambling casinos, the production or trade of pornographic materials, or in the oil industry, including extraction, production, and refining or the production, distribution of coal and coal fired generation. The Fund can invest in the securities of any issuer determined by PIMCO to be engaged principally in biofuel production, natural gas generation and sales and trading activities. However, green/sustainable bonds from issuers involved in fossil fuel-related sectors may be permitted. Labeled green bonds are those issues with proceeds specifically earmarked to be used for climate and environmental projects. Labeled green bonds are often verified by a third party, which certifies that the bond will fund projects that include environmental benefits. In addition, the Fund will not invest in the securities of any non- governmental issuer determined by PIMCO to be engaged principally in the provision of healthcare services or the manufacture of pharmaceuticals, unless the issuer derives 100% of its gross revenues from products or services designed to protect and improve the quality of human life, as determined on the basis of information available to PIMCO. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities.

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement dated May 22, 2020 to the Short Duration Strategy Funds Prospectus dated July 31, 2019,

as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO Low Duration ESG Fund (the "Fund")

Effective June 22, 2020, the sixth through ninth sentences of the first paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in the Prospectus are deleted and replaced with the following:

The Fund will not invest in the securities of any non-governmental issuer determined by PIMCO to be engaged principally in the manufacture of alcoholic beverages, tobacco products or military equipment, the operation of gambling casinos, the production or trade of pornographic materials, or in the oil industry, including extraction, production, and refining or the production, distribution of coal and coal fired generation. The Fund can invest in the securities of any issuer determined by PIMCO to be engaged principally in biofuel production, natural gas generation and sales and trading activities. However, green/sustainable bonds from issuers involved in fossil fuel-related sectors may be permitted. Labeled green bonds are those issues with proceeds specifically earmarked to be used for climate and environmental projects. Labeled green bonds are often verified by a third party, which certifies that the bond will fund projects that include environmental benefits. In addition, the Fund will not invest in the securities of any non- governmental issuer determined by PIMCO to be engaged principally in the provision of healthcare services or the manufacture of pharmaceuticals, unless the issuer derives 100% of its gross revenues from products or services designed to protect and improve the quality of human life, as determined on the basis of information available to PIMCO. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities.

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement dated May 22, 2020 to the

Statement of Additional Information dated July 31, 2019, as supplemented from time to time (the "SAI")

Effective June 22, 2020, the first paragraph of the "Investment Objectives and Policies – Environment, Social Responsibility and Governance Policies" section of the SAI is deleted and replaced with the following:

The PIMCO Low Duration ESG Fund and PIMCO Total Return ESG Fund will not, as a matter of non-fundamental operating policy, invest in the securities of any non-governmental issuer determined by PIMCO to be engaged principally in the manufacture of alcoholic beverages, tobacco products or military equipment, the operation of gambling casinos, the production or trade of pornographic materials, or in the oil industry, including extraction, production, and refining or the production, distribution of coal and coal fired generation. The PIMCO Low Duration ESG Fund and PIMCO Total Return ESG Fund can invest in the securities of any issuer determined by PIMCO to be engaged principally in biofuel production, natural gas generation and sales and trading activities. However, green/sustainable bonds from issuers involved in fossil fuel-related sectors may be permitted. Labeled green bonds are those issues with proceeds specifically earmarked to be used for climate and environmental projects. Labeled green bonds are often verified by a third party, which certifies that the bond will fund projects that include environmental benefits. In addition, the PIMCO Low Duration ESG Fund and PIMCO Total Return ESG Fund will not invest in the securities of any non-governmental issuer determined by PIMCO to be engaged principally in the provision of healthcare services or the manufacture of pharmaceuticals, unless the issuer derives 100% of its gross revenues from products or services designed to protect and improve the quality of human life, as determined on the basis of information available to PIMCO. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities ("Socially-Restricted Issuers"). In analyzing whether an issuer meets any of the criteria described above, PIMCO may rely upon, among other things, information provided by an independent third party.

In addition, effective June 22, 2020, the third paragraph of the "Investment Objectives and Policies – Environment, Social Responsibility and Governance Policies" section of the SAI is deleted in its entirety.

In addition, effective June 22, 2020, the fourth paragraph of the "Investment Objectives and Policies – Environment, Social Responsibility and Governance Policies" section of the SAI is deleted and replaced with the following:

The PIMCO Low Duration ESG Fund and PIMCO Total Return ESG Fund will not invest in derivative instruments where the counterparties to such transactions are themselves Socially-Restricted Issuers. PIMCO's determination of whether a counterparty is a Socially-Restricted Issuer at any given time will be based upon PIMCO's good faith interpretation of available information and its continuing and reasonable best efforts to obtain and evaluate the most current information available. PIMCO anticipates that it will review all counterparties periodically to determine whether any qualify as a Socially-Restricted Issuer at that time, but will not necessarily conduct such reviews at the time a Fund enters into a transaction. This could cause a Fund to enter into a transaction with a Socially-Restricted Issuer counterparty. In such cases, upon the determination that a counterparty is a Socially-Restricted Issuer, the PIMCO Low Duration ESG Fund or the PIMCO Total Return ESG Fund, as applicable, will use reasonable efforts to divest themselves of the applicable investment and may incur a loss in doing so. The PIMCO Low Duration ESG Fund and PIMCO Total Return ESG Fund will not invest in derivative instruments whose returns are based, in whole, on securities issued by Socially-Restricted Issuers. With respect to investments in derivative instruments that are based only in part on securities issued by Socially-Restricted Issuers, including, but not limited to, credit default swaps on an index of securities, the PIMCO Low Duration ESG Fund or the PIMCO Total Return ESG Fund may be obligated to take possession of the underlying securities in certain circumstances. In such cases, the PIMCO Low Duration ESG Fund or the PIMCO Total Return ESG Fund, as applicable, will use reasonable efforts to divest themselves of these securities and may incur a loss in doing so.

Investors Should Retain This Supplement for Future Reference

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